BBH Select Series - Mid Cap Fund

Portfolio of Investments

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (98.7%)

	Communication Services (3.4%)
96,930	Take-Two Interactive Software, Inc.[1]	$17,981,484
	Total Communication Services	17,981,484

	Consumer Discretionary (9.5%)
99,815	Bright Horizons Family Solutions, Inc.[1]	12,237,319
1,048,195	Mister Car Wash, Inc.[1]	8,406,524
994	NVR, Inc.[1]	7,968,083
204,024	Wyndham Hotels & Resorts, Inc.	21,426,601
	Total Consumer Discretionary	50,038,527

	Consumer Staples (3.2%)
447,261	Darling Ingredients, Inc.[1]	16,754,397
	Total Consumer Staples	16,754,397

	Financials (13.1%)
212,158	Brown & Brown, Inc.	22,204,456
54,778	LPL Financial Holdings, Inc.	20,097,500
224,824	Shift4 Payments, Inc. (Class A)[1]	26,945,156
	Total Financials	69,247,112

	Health Care (8.9%)
314,661	Bruker Corp.	18,297,537
84,523	ICON, Plc. ADR (Ireland)[1]	16,826,839
35,342	West Pharmaceutical Services, Inc.	12,071,060
	Total Health Care	47,195,436

	Industrials (24.2%)
141,830	Advanced Drainage Systems, Inc.	17,148,665
538,274	GFL Environmental, Inc. (Canada)	23,215,758
377,358	GXO Logistics, Inc.[1]	17,150,921
78,248	HEICO Corp. (Class A)	14,892,942
128,031	Toro Co.	10,661,141
205,394	UL Solutions, Inc. (Class A)	11,072,791
48,786	Watsco, Inc.	23,348,492
296,338	WillScot Holdings Corp.[1]	10,982,286
	Total Industrials	128,472,996

	Information Technology (22.7%)
163,768	Arista Networks, Inc.[1]	18,870,987
27,185	Aspen Technology, Inc.[1]	7,164,607
216,727	Entegris, Inc.	22,006,460
100,952	Globant S.A. (Luxembourg)[1]	21,535,081
151,941	Guidewire Software, Inc.[1]	32,100,575
46,403	Zebra Technologies Corp. (Class A)[1]	18,187,192
	Total Information Technology	119,864,902

BBH Select Series - Mid Cap Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (continued)

	Materials (9.0%)
122,541	AptarGroup, Inc.	$19,257,318
137,728	Crown Holdings, Inc.	12,100,782
60,342	Vulcan Materials Co.	16,542,759
	Total Materials	47,900,859

	Real Estate (4.7%)
172,177	CBRE Group, Inc. (Class A)[1]	24,920,899
	Total Real Estate	24,920,899

	Total Common Stock
	(Cost $437,013,543)	522,376,612

Total Investments (Cost $437,013,543)[2]	98.7%	$522,376,612
Cash and Other Assets in Excess of Liabilities	1.3%	6,729,068
Net Assets	100.0%	$529,105,680

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $437,013,543, the aggregate gross unrealized appreciation is $101,268,978 and the aggregate gross unrealized depreciation is $15,905,909, resulting in net unrealized appreciation of $85,363,069.

Abbreviation:

ADR	−	American Depositary Receipt.

BBH Select Series - Mid Cap Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Fair Value Measurements

BBH Select Series - Mid Cap Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Select Series - Mid Cap Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Select Series - Mid Cap Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2025
Common Stock:
Communication Services	$17,981,484	$–	$–	$17,981,484
Consumer Discretionary	50,038,527	–	–	50,038,527
Consumer Staples	16,754,397	–	–	16,754,397
Financials	69,247,112	–	–	69,247,112
Health Care	47,195,436	–	–	47,195,436
Industrials	128,472,996	–	–	128,472,996
Information Technology	119,864,902	–	–	119,864,902
Materials	47,900,859	–	–	47,900,859
Real Estate	24,920,899	–	–	24,920,899
Total Investments, at value	$522,376,612	$–	$–	$522,376,612

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.